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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment [_]; Amendment Number:
                                               ------------
   This Amendment (Check only one.):   [_]  is a restatement.
                                       [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Endeavour Capital Advisors, Inc. (1)
Address:  289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Glenn M. Hofsess
Title:    Chief Financial Officer
Phone:    203-618-0101

Signature, Place, and Date of Signing:

  /s/ Glenn M. Hofsess            Greenwich, CT              8/14/2012
-------------------------  -------------------------  --------------------------
        (Name)                    (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:  76 items

Form 13F Information Table Value Total:  $450,277 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                                         TOTAL                                            VOTING     VOTING
                                                          FMV         TOTAL         INVESTMENT  OTHER    AUTHORITY  AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (X $1,000)    SHARES  SH/PRN DISCRETION MANAGERS    SOLE       NONE
ACE LTD                            SHS       H0023R105      5,011     67,593  SHS      SOLE      NONE            0     67,593
AFLAC INC                          COM       001055102      3,176     74,573  SHS      SOLE      NONE            0     74,573
AMERICAN EXPRESS CO                COM       025816109      6,473    111,200  SHS      SOLE      NONE            0    111,200
AMERIPRISE FINL INC                COM       03076C106      4,775     91,364  SHS      SOLE      NONE            0     91,364
AMERICAN INTL GROUP INC          COM NEW     026874784     11,708    364,837  SHS      SOLE      NONE       31,576    333,261
AMERICAN RIVER BANKSHARES          COM       029326105      4,650    638,770  SHS      SOLE      NONE      638,770          0
AON PLC                         SHS CL A     G0408V102     11,763    251,459  SHS      SOLE      NONE            0    251,459
AVALONBAY CMNTYS INC               COM       053484101      1,893     13,380  SHS      SOLE      NONE            0     13,380
BANK OF AMERICA CORPORATION        COM       060505104     11,880  1,452,346  SHS      SOLE      NONE            0  1,452,346
BANK OF NEW YORK MELLON CORP       COM       064058100      3,075    140,100  SHS      SOLE      NONE            0    140,100
BB&T CORP                          COM       054937107      6,266    203,100  SHS      SOLE      NONE      109,500     93,600
BLACKROCK INC                      COM       09247X101      1,632      9,611  SHS      SOLE      NONE            0      9,611
BOSTON PROPERTIES INC              COM       101121101      2,322     21,424  SHS      SOLE      NONE            0     21,424
BRIDGE CAP HLDGS                   COM       108030107      2,435    150,749  SHS      SOLE      NONE      150,749          0
CAPITAL ONE FINL CORP              COM       14040H105      3,703     67,750  SHS      SOLE      NONE            0     67,750
CHARTER FINL CORP WEST PT GA       COM       16122M100      2,868    295,700  SHS      SOLE      NONE      295,700          0
CITIGROUP INC                    COM NEW     172967424     12,290    448,394  SHS      SOLE      NONE            0    448,394
CME GROUP INC                      COM       12572Q105      2,302      8,587  SHS      SOLE      NONE            0      8,587
COBIZ FINANCIAL INC                COM       190897108        786    125,560  SHS      SOLE      NONE      125,560          0
COMERICA INC                       COM       200340107      6,961    226,660  SHS      SOLE      NONE       95,292    131,368
EATON VANCE CORP               COM NON VTG   278265103        473     17,542  SHS      SOLE      NONE            0     17,542
FIFTH THIRD BANCORP                COM       316773100     20,197  1,507,225  SHS      SOLE      NONE      608,850    898,375
FIRST MIDWEST BANCORP DEL          COM       320867104     19,765  1,800,055  SHS      SOLE      NONE    1,051,653    748,402
1ST UNITED BANCORP INC FLA         COM       33740N105      2,303    370,902  SHS      SOLE      NONE      370,902          0
FLUSHING FINL CORP                 COM       343873105      3,636    266,742  SHS      SOLE      NONE      266,742          0

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
FOX CHASE BANCORP INC NEW          COM       35137T108      1,609    111,424  SHS      SOLE      NONE      111,424          0
FRANKLIN RES INC                   COM       354613101      1,435     12,925  SHS      SOLE      NONE            0     12,925
FULTON FINL CORP PA                COM       360271100      4,626    463,111  SHS      SOLE      NONE      139,811    323,300
GALLAGHER ARTHUR J & CO            COM       363576109     18,625    531,076  SHS      SOLE      NONE      100,476    430,600
GENWORTH FINL INC               COM CL A     37247D106        512     90,500  SHS      SOLE      NONE            0     90,500
GOLDMAN SACHS GROUP INC            COM       38141G104      6,723     70,135  SHS      SOLE      NONE            0     70,135
HARTFORD FINL SVCS GROUP INC       COM       416515104      4,614    261,700  SHS      SOLE      NONE       34,800    226,900
HERITAGE FINL CORP WASH            COM       42722X106      9,167    625,746  SHS      SOLE      NONE      625,746          0
HERITAGE FINL GROUP INC            COM       42726X102      3,218    250,000  SHS      SOLE      NONE      250,000          0
HERITAGE OAKS BANCORP              COM       42724R107      2,633    472,708  SHS      SOLE      NONE      472,708          0
HILLTOP HOLDINGS INC               COM       432748101        679     65,900  SHS      SOLE      NONE       65,900          0
HOWARD HUGHES CORP                 COM       44267D107        866     14,046  SHS      SOLE      NONE       14,046          0
INVESTORS BANCORP INC              COM       46146P102      7,214    478,040  SHS      SOLE      NONE      478,040          0
INVESCO LTD                        SHS       G491BT108      1,441     63,773  SHS      SOLE      NONE            0     63,773
JPMORGAN CHASE & CO                COM       46625H100     20,508    573,964  SHS      SOLE      NONE            0    573,964
KEYCORP NEW                        COM       493267108     15,133  1,955,178  SHS      SOLE      NONE      502,701  1,452,477
MARSH & MCLENNAN COS INC           COM       571748102     12,371    383,829  SHS      SOLE      NONE            0    383,829
MB FINANCIAL INC  NEW              COM       55264U108     17,705    821,975  SHS      SOLE      NONE      391,570    430,405
METLIFE INC                        COM       59156R108      8,707    282,245  SHS      SOLE      NONE       28,810    253,435
MGIC INVT CORP WIS                 COM       552848103        681    236,600  SHS      SOLE      NONE      236,600          0
MIDSOUTH BANCORP INC               COM       598039105      4,490    318,911  SHS      SOLE      NONE      318,911          0
MORGAN STANLEY                   COM NEW     617446448      3,314    227,165  SHS      SOLE      NONE            0    227,165
NASDAQ OMX GROUP INC               COM       631103108     10,195    449,730  SHS      SOLE      NONE      112,388    337,342
NEW YORK CMNTY BANCORP INC         COM       649445103      7,684    613,228  SHS      SOLE      NONE      613,228          0
NORTHERN TR CORP                   COM       665859104      1,307     28,400  SHS      SOLE      NONE            0     28,400
NYSE EURONEXT                      COM       629491101      2,516     98,362  SHS      SOLE      NONE       38,448     59,914
OCEANFIRST FINL CORP               COM       675234108      1,922    133,876  SHS      SOLE      NONE      133,876          0
OLD LINE BANCSHARES INC            COM       67984M100      2,863    278,788  SHS      SOLE      NONE      278,788          0
PRICE T ROWE GROUP INC             COM       74144T108      1,482     23,533  SHS      SOLE      NONE            0     23,533
PNC FINL SVCS GROUP INC            COM       693475105     13,499    220,890  SHS      SOLE      NONE       43,728    177,162
PROASSURANCE CORP                  COM       74267C106        695      7,800  SHS      SOLE      NONE        7,800          0
PRUDENTIAL FINL INC                COM       744320102      1,986     41,000  SHS      SOLE      NONE            0     41,000
PUBLIC STORAGE                     COM       74460D109      3,062     21,202  SHS      SOLE      NONE            0     21,202
REGIONS FINANCIAL CORP NEW         COM       7591EP100      3,186    472,000  SHS      SOLE      NONE            0    472,000
SCHWAB CHARLES CORP NEW            COM       808513105      2,813    217,529  SHS      SOLE      NONE            0    217,529

SEI INVESTMENTS CO                 COM       784117103        398     20,000  SHS      SOLE      NONE            0     20,000
SELECTIVE INS GROUP INC            COM       816300107      2,015    115,730  SHS      SOLE      NONE      115,730          0
SIMON PPTY GROUP INC NEW           COM       828806109      1,780     11,432  SHS      SOLE      NONE            0     11,432
SOUTHWEST BANCORP INC OKLA         COM       844767103      4,620    491,000  SHS      SOLE      NONE      491,000          0
STATE STR CORP                     COM       857477103      3,701     82,900  SHS      SOLE      NONE            0     82,900
STERLING BANCORP                   COM       859158107      9,266    928,495  SHS      SOLE      NONE      928,495          0
STERLING FINL CORP WASH          COM NEW     859319303      5,176    274,007  SHS      SOLE      NONE      274,007          0
SUNTRUST BKS INC                   COM       867914103      6,934    286,181  SHS      SOLE      NONE       55,099    231,082
TD AMERITRADE HLDG CORP            COM       87236Y108        784     46,100  SHS      SOLE      NONE            0     46,100
TRAVELERS COMPANIES INC            COM       89417E109        990     15,500  SHS      SOLE      NONE        2,800     12,700
US BANCORP DEL                   COM NEW     902973304     13,391    416,400  SHS      SOLE      NONE            0    416,400
VIEWPOINT FINL GROUP INC MD        COM       92672A101      5,440    347,800  SHS      SOLE      NONE      347,800          0
WASHINGTON FED INC                 COM       938824909      2,729    161,560  SHS      SOLE      NONE      161,560          0
WEST COAST BANCORP ORE NEW       COM NEW     952145209     12,765    649,622  SHS      SOLE      NONE      649,622          0
WELLS FARGO & CO NEW               COM       949746101     23,836    712,797  SHS      SOLE      NONE            0    712,797
ZIONS BANCORPORATION               COM       989701107      4,630    238,410  SHS      SOLE      NONE      238,410          0
                                                          450,277 24,440,846                            12,009,616 12,431,230